Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company [Member] USD ($)	Dec. 31, 2014 Parent Company [Member] CNY	Dec. 31, 2013 Parent Company [Member] CNY	Dec. 31, 2012 Parent Company [Member] CNY
Net cash used in operating activities	$ 164,998	1,023,743	593,893	279,515	$ (1,436)	(8,908)	(3,294)	0
Net cash used in investing activities	(283,582)	(1,759,517)	(45,943)	(27,734)	(128,326)	(796,209)	0	0
Net cash generated from financing activities	104,342	647,396	169,298	(44,910)	65,235	404,754	632,865	0
Effect of exchange rate changes on cash and cash equivalents	672	4,181	789	0	600	3,727	1,099	0
Net increase (decrease) in cash and cash equivalents	(13,570)	(84,197)	718,037	206,871	(63,927)	(396,636)	630,670	0
Cash and cash equivalents at beginning of year	183,511	1,138,613	420,576	213,705	101,646	630,670	0	0
Cash and cash equivalents at end of year	$ 169,941	1,054,416	1,138,613	420,576	$ 37,719	234,034	630,670	0